FINANCIAL RISK FACTORS - Credit Risk (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Financial assets	$ 132,265,059	$ 11,765,101
Accounts receivable	3,464,401	2,621,239
0-30 days
Disclosure of credit risk exposure [line items]
Accounts receivable	2,995,368	2,456,226
31-90 days
Disclosure of credit risk exposure [line items]
Accounts receivable	469,033	115,808
Over 90 days
Disclosure of credit risk exposure [line items]
Accounts receivable		49,205
Accounts receivable
Disclosure of credit risk exposure [line items]
Financial assets	3,464,401	2,621,239
Maximum amount exposed to credit risks	130,702,566	11,024,435
Accumulated impairment | Accounts receivable
Disclosure of credit risk exposure [line items]
Financial assets	$ 0	$ 0